NOTE 13 - Share based compensation: Schedule of Information about the warrants outstanding (Details) - Warrants - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		73,557 [1]	64,986	1,429
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 7.58	$ 7.7	$ 9.45
Warrant #1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	[1]	64,986
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	[1]	$ 7.7
Expiration Date		Oct. 25, 2025
Warrant #2
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	[1]	8,571
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	[1]	$ 6.65
Expiration Date		Apr. 26, 2026

[1]	After giving effect to the share consolidation indicated in (Note 12b)